RELATED PARTY TRANSACTIONS - Administrative support agreement (Details) - Administrative Support Agreement	Oct. 06, 2021 USD ($)
IX acquisition sponsor
RELATED PARTY TRANSACTIONS
Administrative expenses per month	$ 10,000
IX Acquisition Services LLC
RELATED PARTY TRANSACTIONS
Administrative expenses per month	$ 10,000